As filed with the Securities and Exchange Commission on January 10, 2005



                                                File Nos. 2-69062 and 811-3091
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                --------------

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                        Pre-Effective Amendment No. | |

                        Post-Effective Amendment No. 31 |X|

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                             Amendment No. 33 |X|


                       (Check appropriate box or boxes)

                                --------------

                       Merrill Lynch Series Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)

                                --------------

                                P.O. Box 9011
                       Princeton, New Jersey 08543-9011
                   (Address of Principal Executive Offices)

                                (609) 282-2800
             (Registrant's Telephone Number, including Area Code)

                                --------------


                             Robert C. Doll, Jr.
                        Merrill Lynch Series Fund, Inc.
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                    (Name and Address of Agent for Service)


                                --------------

                                  Copies to:


 Margery K. Neale, Esq.                          Andrew J. Donohue, Esq.
SHEARMAN & STERLING LLP                          MERRILL LYNCH INVESTMENT
  599 Lexington Avenue                                MANAGERS, L.P.
New York, New York 10022                   P.O. Box 9011 Princeton, New Jersey
                                                                    08543-9011


                                --------------

It is proposed that this filing will become effective (check appropriate box)


     |X| immediately upon filing pursuant to paragraph (b) of Rule 485 | | on (date) pursuant to paragraph (b) of Rule 485
     | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
     | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2)of Rule 485


If appropriate, check the following box:
     | | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-69062 and 811-3091) (the "Registration Statement") consists of the following;

(1) Facing Sheet of this Registration Statement

(2) Part C of this Registration Statement (including signature page).

     Parts A and B of the Registration Statement are unchanged from the Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission pursuant to Rule 497 (c) on January 3, 2005.


     This Post Effective Amendment No. 31 to the Registration Statement is being filed solely to file a revised opinion of Sidley Austin Brown & Wood LLP, as Exhibit 9 to the Registration Statement.

                          PART C. OTHER INFORMATION

Item 22. Exhibits.

Exhibit
Number          Description
-------         -----------
1(a)      --    Articles of Incorporation of Registrant.(a)

 (b)      --    Articles of Amendment to Registrant's Articles of
                Incorporation.(b)

 (c)      --    Articles of Amendment to Registrant's Articles of
                Incorporation increasing the number of authorized shares of Registrant.(c)

 (d)      --    Certificate of Correction of Articles of Amendment of
                Registrant.(d)

 (e)      --    Articles Supplementary to Registrant's Articles of
                Incorporation relating to the redesignation of shares of common stock as Balanced Capital Strategy Portfolio Common
                Stock.(e)

 (f)      --    Articles Supplementary to Registrant's Articles of
                Incorporation relating to the designation of shares of common stock as High Yield Portfolio Common Stock.(f)

 (g)      --    Form of Articles Supplementary to Registrant's Articles of
                Incorporation relating to the designation of shares of common stock as Natural Resources Portfolio Common Stock and Global
                Allocation Strategy Portfolio Common Stock.(g)

 (h)      --    Form of Articles of Amendment to Registrant's Articles of
                Incorporation increasing the number of authorized shares of Registrant.(h)

 (i)      --    Articles Supplementary to Registrant's Articles of
                Incorporation relating to the redesignation of shares of common stock as Balanced Portfolio Common Stock and increasing the authorized shares of Money Reserve Portfolio Common
                Stock.(i)

 (j)      --    Articles of Amendment to Articles Supplementary designating common stock of Merrill Lynch Global Strategy Portfolio,
                Merrill Lynch Growth Stock Portfolio, Merrill Lynch Long Term
                Corporate Bond Portfolio, and Merrill Lynch Multiple Strategy
                Portfolio.(r)

 (k)      --    Articles of Amendment to Articles Supplementary designating common stock of Merrill Lynch Capital Stock Portfolio.(r)

2         --    By-Laws of Registrant, as amended.(j)

3         --    None.


4(a)      --    Form of Investment Advisory Agreement.(t)

 (b)      --    Amended and Restated Sub-Advisory Agreement.(t)

5         --    Form of Amended Distribution Agreement.(t)


6         --    None.

7         --    Form of Custodian Agreement.(k)

8(a)      --    Form of Transfer Agency, and Dividend Disbursing Agreement.(l)


 (b)      --    Form of Amended Transfer Agency, and Dividend Disbursing
                Agreement.(t)


 (c)      --    Form of Agreement relating to the use of the "Merrill
                Lynch" name.(m)

 (d)      --    Form of Administrative Services Agreement between the
                Registrant and State Street Bank and Trust Company.(p)

 (e)      --    Form of Securities Lending Agency Agreement between the
                Registrant and QA Advisors LLC (now MLIM LLC) dated August 10,
                2001.(s)

9         --    Opinion of Sidley Austin Brown & Wood LLP.*

10        --    None.

11        --    None.

12        --    None.


13(a)     --    Form of Distribution Plan relating to Class II shares.(t)

  (b)     --    Form of Distribution Plan relating to Class III shares.(t)

14        --    Rule 18f-3 Plan.(t)


15        --    Code of Ethics.(o)

16        --    Power of Attorney.(q)



----------------
*    Filed herewith.

(a) Incorporated by reference to Exhibit No. 21(a) filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A ("Pre-Effective Amendment No. 2").

(b) Incorporated by reference to Exhibit 1(b) filed with Pre-Effective Amendment No. 2.

(c) Incorporated by reference to Exhibit 1(c) filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 4").

(d) Incorporated by reference to Exhibit 1(d) filed with Post-Effective Amendment No. 4.

(e) Incorporated by reference to Exhibit 1(e) filed with Post-Effective Amendment No. 4.

(f) Incorporated by reference to Exhibit 1(f) filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 5").

(g) Incorporated by reference to Exhibit 1(g) filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A.

(h) Incorporated by reference to Exhibit 1(h) filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 9").

(i) Incorporated by reference to Exhibit 1(i) filed with Post-Effective Amendment No. 9.

(j) Incorporated by reference to Exhibit 2 filed with Post-Effective Amendment No. 9.




(k) Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of The Asset Program, Inc. (File No. 33-53887), filed on March 21, 2002.

(l) Incorporated by reference to Exhibit 9(a) filed with Post-Effective Amendment No. 1.

(m) Incorporated by reference to Exhibit 9(b) filed with Post-Effective Amendment No. 2.

(n) Incorporated by reference to Exhibit 11 filed with Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A.

(o) Incorporated by reference to Exhibit 15 filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 333-110936), filed on January 22, 2004.

(p) Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(q) Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 18 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Merrill Lynch U.S. Treasury Money Fund (File No. 33-37537), filed on March 17, 2004.

(r) Incorporated by reference to Exhibits 1(j) and 1(k) filed with Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

(s) Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929) filed on July 24, 2002.

(t) Incorporated by reference to the identically numbered exhibit filed with Post-Effective Amendment No. 30.



Item 23. Persons Controlled By or Under Common Control with Registrant.

The Registrant does not control any other person. Except that substantially all of Registrant's issued and outstanding shares are and will be held by Monarch Life Insurance Company for its Variable Account A and by separate accounts of Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York, the Registrant is not under common control with any other person.

Item 24. Indemnification.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant's Certificate of Incorporation, Article VI of Registrant's By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement. The Registrant has obtained an officers' and directors' liability insurance policy for its officers and directors.

Item 25. Business and Other Connections of Investment Adviser.

Merrill Lynch Investment Managers, L.P. doing business as Mercury Advisors (the "Investment Adviser" or "MLIM") acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies and also acts as sub-adviser to certain other portfolios.

Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, LP ("Princeton Administrators") is also PO Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (FAMD) is PO Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 2002 for his, her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by MLIM or its affiliates and Mr. Doll is an officer of one or more of such companies.


                        Positions with               Other Substantial Business,
Name                    Investment Adviser           Profession Vocation or Employment
----                    ------------------           ---------------------------------
ML & Co.                Limited Partner              Financial Services Holding Company; Limited
                                                     Partner of FAM

Princeton Services      General Partner              General Partner of FAM

Robert C. Doll, Jr.     President                    President of FAM; Co-Head (Americas Region) of
                                                     FAM from 2000 to 2001;
                                                     Senior Vice President of
                                                     FAM from 1999 to 2001;
                                                     President and Director of
                                                     Princeton Services

Donald C. Burke         First Vice President,        First Vice President and Treasurer of FAM;
                        Treasurer and Director       Senior Vice President, Director and Treasurer of
                        of Taxation                  Princeton Services; Vice President of FAMD

Andrew J. Donohue       Senior Vice President        Senior Vice President and General Counsel of FAM;
                        and General Counsel          Senior Vice President and Director of Princeton
                                                     Services; President and Director of FAMD

Alice A. Pellegrino     Secretary                    Secretary of FAM, Princeton Services and FAMD

(b) Merrill Lynch Asset Management U.K. Limited ("MLAM UK") acts as sub-adviser to a number of registered investment companies.

The address of each of these investment companies is PO Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM UK is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM UK indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged since January 1, 2002, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this
Item 26:


                        Positions with          Other Substantial Business,
Name                    MLAM U.K                Profession Vocation or Employment
----                    --------------          ---------------------------------
Nicholas C.D. Hall      Director                Director of MLIM and the Institutional
                                                Liquidity Fund plc; First Vice President
                                                and General Counsel for MLIM (EMEA
                                                Region)

James T. Stratford      Alternate Director      Director of MLIM; Head of Compliance, MLIM
                                                (EMEA Region)

Donald C. Burke         Treasurer               First Vice President and Treasurer of MLIM
                                                and FAM; Director of Taxation of MLIM;
                                                Senior Vice President, Director and Treasurer
                                                of Princeton Services; Vice President of FAMD

Debra Anne Searle       Company Secretary       None


Item 26. Principal Underwriters.

(a) FAMD acts as the principal underwriter for each of the following open-end registered investment companies including the Registrant: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Inflation Protected Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Real Investment Fund, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Value Opportunities Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is PO Box 9081, Princeton, New Jersey 08543-9081.



                             Position(s) and                  Positions and
Name                    Officer(s) with Underwriter     Offices with Registrant
----                    ---------------------------     -----------------------
Andrew J. Donohue       President and Director          None

Michael G. Clark        Director                        None

Thomas J. Verage        Director                        None

Donald C. Burke         Vice President                  Vice President and Treasurer

Daniel Dart             Director                        None

Jerry W. Miller         Director                        None

John Fosina             Treasurer                       None

Alice A. Pellegrino     Secretary                       Secretary


Item 27. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and the Rules thereunder are maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

Item 28. Management Services.

Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions "Management of the Company" and "Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 29. Undertakings.

Not applicable.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro and State of New Jersey, on the 7th day of January, 2005.



                          MERRILL LYNCH SERIES FUND, INC.
                                    (Regirstrant)

                          By:   /s/ DONALD C. BURKE
                              -----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)



      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following person in the capacities and on the date indicated.



Signature                       Title                                           Date
---------                       -----                                           ----
             *
----------------------------    Executive Vice President (Principal
    (Robert C. Doll, Jr.)        Executive Officer)


             *
-----------------------------   Vice President and Treasurer
    (Donald C. Burke)            (Principal Financial and Accounting
                                 Officer)

             *
----------------------------    Director
     (Donald W. Burton)



             *
----------------------------    Director
   (Laurie Simon Hodrick)


             *
----------------------------    Director
     (David H. Walsh)


             *
----------------------------    Director
     (Fred G. Weiss)




*By:  /s/ DONALD C. BURKE                                                       January 7, 2005
    ----------------------------------
    (Donald C. Burke, Attorney-in-fact)



                                EXHIBIT INDEX



9  --  Opinion of Sidley Austin Brown & Wood LLP.